Expense Example	Jun. 17, 2026 USD ($)
360 ONE India Conviction ETF | 360 ONE India Conviction ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
360 ONE India Select ETF | 360 ONE India Select ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	$ 224